Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)		3 Months Ended			10 Months Ended		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount		$ 5,748,648		$ 1,235,366	$ 2,675,698	[1]	$ 17,972,828	[1]
SAFE notes issuance costs, related party amount					466,302
Other transaction costs, related party amount	[2]				450,113
Interest expense including related party amount		107,841	[3]	1,289	7,828	[4]	50,454	[4]
Finance charge including related party amount		198,422					7,579,713	[5]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount					797,019		143,057
SAFE notes issuance costs, related party amount					435,000
Other transaction costs, related party amount					100,000
Interest expense including related party amount		$ 58,229			7,111		20,937
Finance charge including related party amount							$ 3,875,000

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[2]	Includes related party amounts of $Nil and $100,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[3]	Includes related party amounts of $58,229 and $Nil for the three months ended March 31, 2025, and 2024, respectively.
[4]	Includes related party amounts of $20,937 and $7,111 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[5]	Includes related party amounts of $3,875,000 and $Nil for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.